7. Derivative Liability (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Details
Gain (Loss) on change in fair value of derivative liability	$ (197,529)	$ (313,035)	$ (434,908)	$ (113,435)	$ 90,324	$ (431,203)
Derivative liability	$ 558,275		$ 558,275		$ 140,196	$ 357,985	$ 47,706